Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities
Net income (loss)	$ (3,316,661)	$ (2,097,576)	$ (3,176,464)	$ 2,670,414	$ (45,154)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	269,479	258,350	526,460	94,444	421
Stock-based compensation	793,000	0	20,000	0
Issuance of stock warrant	60,000	20,000	40,000
Changes in operating assets and liabilities:
Accounts receivable - related party			3,478,900	(3,478,900)
Inventories	(8)	(97,674)	(97,674)	(111,000)
Prepaid expenses	(475,228)	116,327	116,327	25,066	(150,393)
Prepaid investment	(425,000)			(700,000)
Other receivable - related party			116,180	(116,180)
Other receivable - others	(27,383)	16,180	11,258
Deposits - related party			(4,966)
Deposits - others	673,498	(387,500)	(382,534)	(389,320)	(8,592)
Accrued expenses	342,863	(131,918)	(59,940)	131,918
Income tax payable			(883,200)	884,800
Other payable - related parties	(43,860)	1,200,417	(1,638,890)	3,224,263	2,000,000
Other payable - others	326,022	996,244	749,441	158,937
Net Cash Provided by (Used for) Operating Activities	(1,823,278)	(107,150)	(1,185,102)	2,394,442	1,796,282
Cash Flows From Investing Activities
Purchase of property and equipment	(279,775)	(3,675,633)	(3,686,597)	(78,508)	(17,170)
Acquisitions of Intangible assets				(4,950,000)
Acquisitions of goodwill			(319,688)
Net Cash Used for Investing Activities	(279,775)	(3,675,633)	(4,006,285)	(5,028,508)	(17,170)
Cash Flows From Financing Activities
Proceeds from short-term loan		11,000
Proceeds from issuance of common stock	1,800,021	3,599,729	3,600,395	864,452	10,000
Proceeds from subscribed capital	14,000	200,000	1,862,643
Payments on repurchase of unvested restricted stocks			(666)
Contribution from non-controlling interest in subsidiary			50
Net Cash Provided by Financing Activities	1,814,021	3,810,729	5,462,422	864,452	10,000
Net Increase (Decrease) in Cash	(289,032)	27,946	271,035	(1,769,614)	1,789,112
Cash from acquired subsidiaries			21,650
Cash, Beginning of Period	312,173	19,498	19,498	1,789,112
Foreign currency translation effect on cash	(3,364)		(10)
Cash, End of Period	19,777	47,444	312,173	19,498	1,789,112
Non-cash operating and financing activities:
Restricted stock deposit liability transferred to common stock	1,918	3,078	4,950	8,292
Other payable to related parties transferred to common stock	2,027,400
Net payment for acquisition of subsidiaries during the period ended December 31, 2016:
Cash			21,650
Inventories			1,055
Prepaid expenses			2,784
Other receivable			12,149
Property and equipment, net			6,642
Goodwill			1,105,942
Other assets			20,959
Other payable			(151,131)
Non-controlling interest			(50)
Total payment for acquisition of subsidiaries			1,020,000
Transferred from prepaid investment			(700,000)
Net payment for acquisition of subsidiaries			$ 320,000